Long-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Long-term investments [Abstract]
Schedule of Long-Term Investments

(In thousands)	December 31, 2017	December 31, 2018
Equity method investments:
Balance at beginning of the year	1,790	311
Share of loss and impairment from equity investees (i)	(1,875)	(307)
Dilution gains arising from deemed disposal of investments	326	—
Exchange differences	70	(4)
Balance at end of the year	311	—
Equity interests without a readily determinable fair value:
Balance at beginning of the year	39,002	42,430
Additions	2,793	—
Disposal	(383)	—
Dilution gains arising from deemed disposal of investment	165	—
Exchange difference	1,449	(998)
Less: impairment loss on long-term investments (i)	(596)	(7,794)
Balance at end of the year	42,430	33,638

Total long-term investments	42,741	33,638

Schedule of Equity Investments, Percentage of Ownership of Common Share
Details of the Group’s ownership are as follows:

	Percentage of ownership of shares as of December 31,
Investee	2017	2018
Equity method investments:
Zhuhai Qianyou (i)	19.00%	19.00%
Shenzhen Mojingou Information Service Co., Ltd. (previously known as Xunlei Big Data Information Service Co., Ltd.)	28.77%	28.77%
Equity interests without a readily determinable fair value: Guangzhou Yuechuan Network Technology, Co., Ltd. (“Guangzhou Yuechuan”) (i)	9.30%	9.30%
Shanghai Guozhi Electronic Technology Co., Ltd.	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd.	19.90%	19.90%
Chengdu Diting Technology, Co., Ltd. (“Chengdu Diting”) (i)	12.74%	12.74%
Xiamen Diensi Network Technology Co., Ltd.	14.25%	14.25%
11.2 Capital I, L.P.	2.03%	2.03%
Cloudtropy	9.69%	9.69%
Shanghai Lexiang Technology Co., Ltd.	14.12%	14.12%
Hangzhou Feixiang Data Technology Co., Ltd. ("Hangzhou Feixiang") (i)	28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd. ("Meizhi Interactive") (i)	9.40%	9.40%
Beijing Yunhui Tianxia Technology Co., Ltd. ("Yunhui Tianxia") (i)	13.70%	13.70%
Shen Zhen Arashi Vision Interative Technology Co., Ltd. (“Shenzhen Arashi”) (ii)	12.16%	11.63%
Cloudin Technology (Cayman) Limited	4.61%	4.61%
Tianjin Kunzhiyi Network Technology Co., Ltd.	19.99%	19.99%

(i)
In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.

In addition, the Group also recognized full impairment against its investments, accounted for using cost method, in Meizhi Interactive, Chengdu Diting, Yunhui Tianxia, Hangzhou Feixiang, Guangzhou Yuechuan amounted to USD 785,000, USD 1,525,000, USD 1,554,000, USD 3,032,000 and USD 898,000, respectively after considering the significant deterioration in the financial performance of these investee companies.

(ii)
In 2018, a reorganization was undertaken by Arashi Vision Interactive (Cayman) Inc., pursuant to which the equity interest held by Xunlei BVI was transferred parallel to Xunlei HK, and the investee company was changed to Shenzhen Arashi.